Cover	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Entity File Number	001-41450
Entity Registrant Name	NEXT TECHNOLOGY HOLDING INC.
Entity Central Index Key	0001784970
Entity Tax Identification Number	84-4948289
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1376-7 OBA
Entity Address, Address Line Two	SAITAMA PREFECTURE GRANDAGE 3, TAKEBASHI 408
Entity Address, City or Town	KASUKABE CITY
Entity Address, Country	JP
Entity Address, Postal Zip Code	344-0021
City Area Code	+81
Local Phone Number	7094081304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	NXTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false